DISCONTINUED OPERATIONS (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 11, 2020 USD ($) Number	Apr. 05, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale							$ 8,900,000
Gain on sale of business line							2,247,000
Number of buildings leased to purchaser | Number	2
Restructuring expense			$ 0		$ 0	$ 764,000	960,000
Restructuring payments					249,000		708,000
Restructuring accrual			$ 3,000		$ 3,000		252,000
Restricted cash								$ 679,006
Restructuring charges including remaining shut down costs							1,000,000
Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Base rents	$ 6,970
Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Base rents	7,180
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale							8,900,000
Gain on sale of business line							$ 2,247,000
Remainder of Suttle Business Lines [Member] | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale	$ 8,000,000
Working capital adjustment, period after close	90 days
Suttle FutureLink Fiber Business Line [Member] | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale		$ 5,000,000
Gain on sale of business line				$ 2,967,000
Restricted cash		$ 500,000